RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

13. RELATED PARTY TRANSACTIONS AND BALANCES

Key management includes the Company’s directors and officers including its President, Corporate Secretary and Chief Financial Officer (“CFO”).

Directors and key management compensation:

		For the year ended
	December 31,	December 31,
	2022	2021
Management and consulting fees	$559,591	$12,206
Share-based compensation	136,148	—
Directors’ fees	44,380	—
	$740,119	$12,206

For the year ended December 31, 2022, the Company’s officers incurred $50,359 (2021 – $11,266) of administration expenses in the normal course of business on behalf of the Company.

For the year ended December 31, 2022, the Company incurred $21,149 (2021 – nil) with P2 Gold Inc., a related party of the Company, under a CFO shared-services agreement. These expenditures were expensed under management and consulting fees in the statement of loss and comprehensive loss.

As at December 31, 2022, accounts payable and accrued liabilities include $7,568 (2021 – nil) owed to related parties of the Company for transactions incurred in the normal course of business.

The Company entered into a joint venture agreement with Pediment, a subsidiary of NGE, for the Kelly Creek Project (refer to Note 9) and owns 2,231,000 common shares of NGE (refer to Note 8). The President of the Company served as the non-executive chairman and director of NGE until October 1, 2022. As of December 31, 2022, the Corporate Secretary and a director of the Company were directors of NGE.

8.RELATED PARTY TRANSACTIONS AND BALANCES

The Company’s related parties include key management personnel and directors. Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of members of the Board and corporate officers.

Compensation	2021	2020
	$	$
Management fees (i)	6,000	2,000
Accounting fees (ii)	9,300	—
Share-based payments (iii)	—	1,807,450
	15,300	1,809,450

(i)Management fees are compensation paid to an officer of the Company.

(ii)Accounting fees are fees paid to the CFO for preparation of the financial statements.

(iii)Share-based payment is the fair value of options granted and vested.

During the year ending December 31, 2021, the President of the Company incurred $8,652 (2020: $8,909) for administration expenses on behalf of the Company. As at December 31, 2021, $nil (2020: $4,929) was payable to the President. The amount due is non-interest bearing, unsecured and due on demand.

During the year ending December 31, 2021, the Corporate Secretary of the Company incurred $5,470 (2020: $1,519) for administration expenses on behalf of the Company. As at December 31, 2021, $nil (2020: $nil) was payable to the Corporate Secretary.

During the period ending December 31, 2020, the Company entered into a private placement and letter of intent with Nevada Exploration Inc., a company of which the President of the Company also serves as a director and non-executive chairman. The Company also entered into an Option to Joint Venture on a project owned by a subsidiary of Nevada Exploration Inc. See notes 3 and 4a.

These transactions occurred in the normal course of operations and are measured at their exchange amounts, being the amounts agreed upon by the related parties.